Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subordinated liabilities [abstract]
Schedule of subordinated liabilities detail, by currency of issue
The detail, by currency of issue, of Subordinated liabilities, deposits and marketable debt securities, in the consolidated balance sheets is as follows:

	EUR million			2025
	2025	2024	2023	Outstanding issue amount in foreign currency (million)	Annual interest rate (%)
Currency of issue
Euro	11,402	14,999	13,684	11,402	4.55%
US dollar	9,750	13,425	11,300	11,462	6.53%
Brazilian real	4,354	3,600	2,518	28,117	16.30%
Pound sterling	1,347	1,409	1,353	1,176	4.28%
Other currencies	2,434	2,380	2,057
Balance at end of year	29,287	35,813	30,912

Schedule of changes in subordinated liabilities
The movement in the balance of subordinated liabilities in the last three years were as follows:

EUR million
	2025	2024	2023
Balance at beginning of year	35,813	30,912	25,926
Net inclusion of entities in the Group	—	—	(40)
IssuancesA	2,287	7,001	7,007
Of which:
Banco Santander, S.A.	1,862	5,625	5,610
Banco Santander (Brasil) S.A.	375	1,338	1,112
Banque Stellantis France	—	25	150
Redemptions and repurchasesA	(7,110)	(2,572)	(1,781)
Of which:
Banco Santander, S.A.	(6,754)	(2,433)	(1,000)
Santander UK Group Holdings plc	(352)	—	—
Santander Bank Polska S.A.	—	(100)	—
Santander UK plc	—	—	(702)
Banque Stellantis France	—	—	(78)
Exchange differences and other movements	(1,703)	472	(200)
Balance at end of year	29,287	35,813	30,912
A.The balance relating to issuances, redemptions and repurchases (EUR 4,823 million), together with the interest paid in remuneration of these issuances including PPCC (EUR 1,560 million), is included in the cash flow from financing activities.